15. Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused portions of home equity lines of credit	$ 23,519,696	$ 21,961,527
Other commitments to extend credit	59,558,700	41,230,202
Residential construction lines of credit	2,308,167	2,010,417
Commercial real estate and other construction lines of credit	15,894,462	15,592,702
Standby letters of credit and commercial letters of credit	1,714,382	1,655,469
Recourse on sale of credit card portfolio	265,650	276,650
MPF credit enhancement obligation, net	$ 1,007,250	$ 1,543,211